Other Financial Liabilities - Schedule of Interest-bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 75,182,769	$ 152,076,992
Non-current, Maturity	1,868,805,671	1,467,421,655
Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	25,389,270	106,783,562
Non-current, Maturity		21,315,003
Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	210,122	4
Non-current, Maturity	210,558,388
Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	49,583,377	45,293,426
Non-current, Maturity	$ 1,658,247,283	$ 1,446,106,652